As filed with the Securities and Exchange Commission on November 13, 2019

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 466	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 468	☒

PIMCO ETF Trust

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Douglas P. Dick, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 466 to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 468 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach in the State of California on the 13th day of November, 2019.

PIMCO ETF TRUST (Registrant)

By:
Eric D. Johnson*, President

*By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw*
as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	November 13, 2019

George E. Borst*	Trustee	November 13, 2019

Jennifer H. Dunbar*	Trustee	November 13, 2019

Kym M. Hubbard*	Trustee	November 13, 2019

Gary F. Kennedy*	Trustee	November 13, 2019

Peter B. McCarthy*	Trustee	November 13, 2019

Ronald C. Parker*	Trustee	November 13, 2019

Peter G. Strelow *	Trustee	November 13, 2019

Eric D. Johnson *	President (Principal Executive Officer)	November 13, 2019

Bradley A. Todd*	Treasurer (Principal Financial and Accounting Officer)	November 13, 2019

*By:	/s/ RYAN G. LESHAW
Ryan G. Leshaw as attorney-in-fact

________

* Pursuant to power of attorney filed with Post-Effective Amendment No. 464 to the Registration Statement on August 26, 2019, and incorporated by reference herein.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document